Intangibles and goodwill (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Historical cost, beginning balance	$ 19,000
Accumulated amortization, Beginnig balance	(3,010)
Intangibles and goodwill, Beginning balance	15,990
Additions	11,760
Historical cost, Ending balance	30,760
Amortization for the period	(2,716)
Accumulated amortization, Ending balance	(5,726)
Intangibles and goodwill, Ending balance	25,034
Historical cost	251
Historical cost	251
Goodwill	251
Historical cost, Goodwill	19,251
Intangibles and goodwill, Beginning balance	16,241
Historical cost, Goodwill	31,011
Intangibles and goodwill, Ending balance	25,285
Above Market Time Charter [Member]
Historical cost, beginning balance	11,000
Accumulated amortization, Beginnig balance	(3,010)
Intangibles and goodwill, Beginning balance	7,990
Additions	11,760
Historical cost, Ending balance	22,760
Amortization for the period	(2,716)
Accumulated amortization, Ending balance	(5,726)
Intangibles and goodwill, Ending balance	17,034
Option for time charter extension [Member]
Historical cost, beginning balance	8,000
Accumulated amortization, Beginnig balance	0
Intangibles and goodwill, Beginning balance	8,000
Additions	0
Historical cost, Ending balance	8,000
Amortization for the period	0
Accumulated amortization, Ending balance	0
Intangibles and goodwill, Ending balance	$ 8,000
Goodwill [Member]
Goodwill		$ 251